Supplement to the
Fidelity® SAI Municipal Bond Index Fund
August 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
Michael Maka no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI Municipal Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
MBX-PSTK-0125-103 1.9900305.103	January 31, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-PSTK-0125-129 1.820982.129	January 31, 2025
Supplement to the
Fidelity® SAI Long-Term Treasury Bond Index Fund
April 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI Long-Term Treasury Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
SV5-PSTK-0125-104 1.9879664.104	January 31, 2025
Supplement to the
Fidelity® SAI U.S. Treasury Bond Index Fund
April 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI U.S. Treasury Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
UYB-PSTK-0125-103 1.9885356.103	January 31, 2025
Supplement to the
Fidelity® Municipal Bond Index Fund
August 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
Fund/Ticker
Fidelity® Municipal Bond Index Fund/FMBIX

At a meeting held on September 19, 2024, the Board of Trustees of Fidelity Salem Street Trust ("Board") approved on behalf of Fidelity Municipal Bond Index Fund ("Fund") the reorganization of the Fund into an Exchange Traded Fund ("ETF"), which will continue to be managed by Fidelity Management & Research Company LLC ("FMR" or the "Adviser") (such reorganization, the "Conversion"). The Board, including all the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined, with respect to the Conversion, that participation in the Conversion is in the best interests of the Fund and the interests of the existing shareholders of the Fund will not be diluted as a result of the Conversion.
IMPORTANT INFORMATION:
• In April 2025, Fidelity® Municipal Bond Index Fund will be converted from a mutual fund to an ETF.
• If you are an existing shareholder of the Fund, and your account CAN hold an ETF, your Fund shares will be converted, and no action is needed by you.
• If you hold the Fund in an account that CANNOT hold an ETF (i.e., your account is not permitted to purchase securities traded in the stock market), there are certain actions you can take. See the "Questions and Answers" section below for further information.
The Fund will be reorganized into a newly created ETF, Fidelity Systematic Municipal Bond Index ETF, which is a series of Fidelity Merrimack Street Trust. The Fund is currently managed to the Bloomberg Municipal Bond Index; the ETF will be managed to a new proprietary index, Fidelity Systematic U.S. Municipal Bond Index. This difference is reflected in the Fund's and the ETF's principal investment strategies. Otherwise, the Fund and the ETF have identical investment objectives, principal investment strategies, and fundamental investment policies.
The Fidelity Systematic U.S. Municipal Bond Index aims to increase exposure to municipal bonds with higher risk-adjusted performance and liquidity characteristics relative to traditional market-capitalization weighted U.S. investment grade municipal bond indices.
The Fidelity Systematic U.S. Municipal Bond Index is constructed using Fidelity's rules-based proprietary index methodology. The universe of securities includes U.S. dollar-denominated investment-grade tax-exempt debt publicly issued in the domestic market by U.S. states and territories, and their political subdivisions, that meet specific criteria such as issue size, deal size and maturity. Mandatory put or mandatory tender securities, as well as original issue zero-coupon bonds, are included in the universe. Floating rate bonds, derivatives, secondarily insured securities, Rule 144A securities, securities in legal default, securities issued under the municipal liquidity facility, or a municipal commercial paper program, and limited offering securities are excluded from the universe. Index constituents are not market capitalization weighted; instead each constituent's weight is determined by its characteristics such as credit quality, issue size, and maturity - aiming for higher risk-adjusted performance at the index level. Additionally, exposure is balanced across maturity buckets to ensure the index's overall duration is similar to traditional indices.
The index is rebalanced monthly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
As part of the Conversion, the Fund will be liquidated. The Conversion will be on April 4, 2025. Fidelity believes that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses, additional trading flexibility, and increased portfolio holdings transparency.
The Conversion will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation ("Plan"). The Conversion is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes due to the Conversion (except with respect to cash received, as noted below).
In connection with the Conversion, shareholders of the Fund will receive ETF shares equal in value to the aggregate net asset value of shares of the Fund they own and may receive a cash payment in lieu of fractional shares of the ETF, and the redemption of fractional shares may be a taxable event. Importantly, to receive shares of the ETF as part of the Conversion, Fund shareholders must hold their shares through an account that can hold shares of an ETF (i.e., a brokerage account). If Fund shareholders do not hold their shares through an account that can hold shares of an ETF, they will not receive shares of the ETF as part of the Conversion.
For Fund shareholders that do not currently hold their Fund shares through an account that can hold shares of an ETF, please see the "Questions and Answers" section below for actions that must be taken to receive shares of the ETF as part of the Conversion.
Effective the close of business on February 18, 2025, new positions in the Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Conversion takes place.
The last day to redeem Fund shares or exchange Fund shares for shares of another Fidelity mutual fund is April 3, 2025. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.
All dates may change if the closing date of the Conversion changes. Effective dates are as of close of business.
No action is required for Fund shareholders that hold Fund shares through an account that can hold shares of an ETF.
Completion of the Conversion is subject to conditions under the Plan. Fund shareholders are not required to approve the Conversion. Fund shareholders will receive an information statement/prospectus describing in detail both the Conversion and the ETF, and a summary of the Board's considerations in approving the Conversion.
In connection with the Conversion, an information statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn, and the information statement/prospectus will not be distributed to Fund shareholders unless and until the registration statement becomes effective. Shareholders should read the information statement/prospectus, which contains important information about the Conversion, when it becomes available. For a free copy of the information statement/prospectus, please contact Fidelity at 1-800-544-8544 or send an email request to fidfunddocuments@fidelity.com. The information statement/prospectus will also be available on the Securities and Exchange Commission's website (www.sec.gov).
This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.
Important Notice About Your Fund Account
Questions and Answers
Q. Why is Fidelity converting my mutual fund to an ETF?
A. Fidelity and the Board of Trustees of the Fund believe that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses,additional trading flexibility, and increased portfolio holdings transparency.
Q. How will the Fund be managed after the change?
A. The Fund is currently managed to the Bloomberg Municipal Bond Index; the ETF will be managed to a new proprietary index, Fidelity Systematic U.S. Municipal Bond Index. This difference is reflected in the Fund's and the ETF's principal investment strategies. Otherwise, the Fund and the ETF have identical investment objectives, principal investment strategies, and fundamental investment policies.
Q. What types of shareholder accounts can receive shares of the ETF as part of the
Conversion?
A. If you hold your Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the Conversion. No further action is needed by you.
Q. What types of shareholder accounts cannot receive shares of the ETF as part of the Conversion?
A. The following account types cannot hold ETFs:
• If you hold your Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.
If you do nothing, you will not receive shares of the ETF and your position will be liquidated at Conversion and you will receive a cash distribution equal in value to the NAV of your Fund shares less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.
Please note: If your account number with Fidelity Investments begins with 2aa through 2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544.
• If you hold your Fund shares through an IRA or employer sponsored group retirement plan that does not have the ability to hold shares of ETFs, you will need to redeem your shares prior to the Conversion, or your broker or intermediary may transfer your investment in the Fund to a different investment option prior to the Conversion.
If you are unsure about the ability of your account to accept shares of the ETF, please contact your broker or financial intermediary.
Q. How do I transfer my Fund shares to a brokerage account that will accept ETF shares?
A. The broker where you hold your Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of the ETF.
We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Fund's transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
If you don't have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm.
Q. What if I do not want to own shares of the ETF?
A. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Fund shares may be a taxable event if you hold your shares in a taxable account.
Michael Maka no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® Municipal Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
MBL-PSTK-0125-104 1.9900303.104	January 31, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-K6-PSTK-0125-105 1.9900306.105	January 31, 2025
Supplement to the
Fidelity® International Bond Index Fund
March 1, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® International Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
IBI-PSTK-0125-102 1.9900298.102	January 31, 2025
Supplement to the
Fidelity® Intermediate Treasury Bond Index Fund, Fidelity® Long-Term Treasury Bond Index Fund, and Fidelity® Short-Term Treasury Bond Index Fund
April 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of each fund.
The following information supplements information for Fidelity® Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® Long-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
LBX-I-PSTK-0125-102 1.9900297.102	January 31, 2025
Supplement to the
Fidelity® Inflation-Protected Bond Index Fund
March 1, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® Inflation-Protected Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
PIB-I-PIB-AI-PSTK-0125-109 1.9858875.109	January 31, 2025
Supplement to the
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
March 1, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of each fund.
The following information supplements information for Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
SYI-PSTK-0125-101 1.9918165.101	January 31, 2025
Supplement to the
Fidelity® U.S. Bond Index Fund
October 30, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
UII-UDV-PSTK-0125-110 1.929869.110	January 31, 2025
Supplement to the
Fidelity® SAI Intermediate Treasury Bond Index Fund and Fidelity® SAI Short-Term Treasury Bond Index Fund
August 15, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of each fund.
The following information supplements information for Fidelity® SAI Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® SAI Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
IST-PSTK-0125-101 1.9918160.101	January 31, 2025
Supplement to the
Fidelity® Series Long-Term Treasury Bond Index Fund
April 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® Series Long-Term Treasury Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
XS8-PSTK-0125-103 1.9883877.103	January 31, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
ARRS-PSTK-0125-144 1.820981.144	January 31, 2025
Supplement to the
Fidelity® SAI Inflation-Protected Bond Index Fund
August 15, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI Inflation-Protected Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
SPB-PSTK-0125-101 1.9918159.101	January 31, 2025
Supplement to the
Fidelity® Series Bond Index Fund
October 30, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
SBX-PSTK-0125-100 1.9919402.100	January 31, 2025
Supplement to the
Fidelity Flex® U.S. Bond Index Fund
October 30, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
ZUB-PSTK-0125-100 1.9919401.100	January 31, 2025
Supplement to the
Fidelity® Sustainability Bond Index Fund
October 30, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
SBI-I-PSTK-0125-100 1.9919405.100	January 31, 2025
Supplement to the
Fidelity® Short-Term Bond Index Fund
October 30, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
SDX-I-PSTK-0125-100 1.9919441.100	January 31, 2025